Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000202765 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000202765 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202765 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.70%
C000202765 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202765 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202765 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000202765 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202765 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202765 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202765 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202765 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202765 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000202765 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202765 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124965 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.70%
C000124965 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000124965 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124965 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124965 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124965 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124965 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000124965 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000124965 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124965 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158756 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000158756 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%
C000158756 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.70%
C000158756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000158756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158756 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158756 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.30%
C000158756 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158756 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158756 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000162604 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.70%
C000162604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000162604 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000162604 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000162604 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.30%
C000162604 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%
C000162604 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000162604 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162604 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000162604 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162604 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000124964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124964 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.70%
C000124964 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000124964 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124964 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124964 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124964 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124964 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000124964 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000124964 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124964 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162599 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000162599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.70%
C000162599 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000162599 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162599 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000162599 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000162599 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162599 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000162599 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000162599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162599 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.70%
C000124963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000124963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124963 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124963 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000124963 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000124963 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124963 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.70%
C000124962 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000124962 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124962 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124962 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124962 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124962 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124962 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000124962 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000124962 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124962 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171525 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000171525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171525 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000171522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171522 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171522 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000171524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171524 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158755 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000158755 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%
C000158755 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.70%
C000158755 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000158755 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158755 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158755 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158755 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.30%
C000158755 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158755 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158755 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158755 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158755 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158754 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000158754 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%
C000158754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.70%
C000158754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000158754 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158754 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158754 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.30%
C000158754 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158754 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158754 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158754 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158754 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158754 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000158757 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%
C000158757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.70%
C000158757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000158757 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158757 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000158757 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158757 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.30%
C000158757 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090854 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090854 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090854 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090854 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090854 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.60%
C000090854 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.40%
C000090854 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090854 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090854 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.40%
C000090854 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090854 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000090854 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090854 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000090854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090854 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090854 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162589 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000162589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162589 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162589 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162589 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.60%
C000162589 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.40%
C000162589 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162589 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162589 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.40%
C000162589 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162589 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000162589 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000162589 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162589 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090856 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090856 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090856 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.60%
C000090856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.40%
C000090856 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090856 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090856 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.40%
C000090856 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090856 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000090856 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000090856 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090856 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090857 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090857 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090857 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090857 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090857 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.60%
C000090857 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.40%
C000090857 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090857 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090857 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.40%
C000090857 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090857 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000090857 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000090857 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090857 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090855 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090855 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090855 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090855 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090855 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.60%
C000090855 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.40%
C000090855 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090855 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090855 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.40%
C000090855 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090855 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000090855 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000090855 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000090855 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202764 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202764 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202764 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202764 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.60%
C000202764 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.40%
C000202764 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202764 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202764 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.40%
C000202764 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202764 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000202764 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000202764 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202764 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202763 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202763 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.80%
C000202763 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.20%
C000202763 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202763 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202763 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202763 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.60%
C000202763 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202763 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000202763 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202763 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000202763 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202763 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090852 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090852 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090852 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.80%
C000090852 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090852 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.20%
C000090852 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090852 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090852 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090852 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.60%
C000090852 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.20%
C000090852 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000090852 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000090852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090852 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162588 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000162588 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.80%
C000162588 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162588 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.20%
C000162588 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162588 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162588 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162588 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.60%
C000162588 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.20%
C000162588 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000162588 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000162588 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162588 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090853 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090853 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090853 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.80%
C000090853 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090853 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.20%
C000090853 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090853 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090853 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090853 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.60%
C000090853 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.20%
C000090853 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000090853 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000090853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090853 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090851 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090851 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090851 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.80%
C000090851 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090851 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.20%
C000090851 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090851 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090851 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090851 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.60%
C000090851 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.20%
C000090851 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000090851 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000090851 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090851 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090850 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.80%
C000090850 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090850 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.20%
C000090850 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090850 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090850 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090850 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.60%
C000090850 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.20%
C000090850 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000090850 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090850 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000090850 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090850 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202769 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000202769 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202769 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202769 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000175456 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000175456 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175456 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175456 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175456 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.00%
C000175456 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175456 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000175456 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175456 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.40%
C000175456 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175456 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000175456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000175456 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175456 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000175456 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175453 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000175453 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175453 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175453 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175453 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.00%
C000175453 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175453 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000175453 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175453 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.40%
C000175453 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175453 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000175453 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000175453 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175453 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000175453 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000171521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000171521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171521 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171521 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171523 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000171523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171523 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000175455 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000175455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175455 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175455 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.00%
C000175455 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000175455 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175455 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.40%
C000175455 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175455 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000175455 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000175455 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175455 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000175455 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175454 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000175454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175454 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175454 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.00%
C000175454 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000175454 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175454 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.40%
C000175454 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175454 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000175454 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000175454 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175454 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000175454 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175457 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000175457 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175457 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000175457 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175457 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.00%
C000175457 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175457 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000175457 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175457 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.40%
C000175457 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175457 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000175457 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000175457 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175457 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000175457 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000202770 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000202770 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202770 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.30%
C000202770 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202770 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.00%
C000202770 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202770 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000202770 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000202770 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202770 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202770 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202770 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000202770 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202770 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202770 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000202750 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000202750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000202750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000202750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202750 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202750 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000202750 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202750 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202750 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202750 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202750 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000202750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014645 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000014645 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000014645 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014645 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014645 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014645 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000014645 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014645 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014645 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014645 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014645 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014645 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014646 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000014646 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000014646 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014646 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014646 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014646 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000014646 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014646 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014646 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014646 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014646 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014646 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033996 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000033996 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000033996 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000033996 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000033996 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033996 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000033996 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000033996 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000033996 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033996 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%
C000033996 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000033996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033996 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162558 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000162558 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162558 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000162558 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162558 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162558 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000162558 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000162558 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162558 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162558 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%
C000162558 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162558 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000162558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162558 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079565 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000079565 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%
C000079565 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000079565 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000079565 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000079565 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000079565 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000079565 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000079565 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000079565 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%
C000079565 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%
C000079565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000079565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014649 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162560 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000162560 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000079567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014648 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014650 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202751 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000202751 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033990 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033990 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000033990 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033990 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033990 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000162548 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162548 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162548 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000162548 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162548 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162548 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000079555 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079555 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079555 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000079555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079555 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079555 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000014633 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014633 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014633 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000014633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014633 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014633 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000202746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000202746 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202746 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202746 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014634 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014634 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014634 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000014634 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014634 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014634 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000014631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000014631 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014631 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014631 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014632 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000014632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014632 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014632 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079554 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000079554 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079554 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079554 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162547 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000162547 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162547 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162547 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000033989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033989 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033989 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014653 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014653 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014653 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014651 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014651 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000079568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162561 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000162561 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162561 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014652 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014652 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014656 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014656 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014654 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014654 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014655 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014655 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162562 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000162562 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162562 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000079569 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202752 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202752 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202752 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000202752 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202752 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014659 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014659 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014659 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014659 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014657 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014657 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014657 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014657 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014657 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014657 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014658 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014658 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014658 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014658 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014658 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014658 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162563 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162563 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000162563 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162563 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162563 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079570 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079570 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079570 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000079570 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079570 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079570 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162564 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162564 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014660 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014660 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014660 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014661 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014661 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014661 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000162565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162565 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000033280 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000162568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079573 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000079573 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014663 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014663 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014663 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014662 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014662 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014662 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000033282 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000033281 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000202757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014625 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000014625 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014625 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014625 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162545 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000162545 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162545 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000162545 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000162545 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000162545 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162545 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000162545 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000162545 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000162545 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000162545 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162545 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162545 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000162545 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162545 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162544 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162544 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000162544 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162544 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162544 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014624 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000014624 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014624 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014624 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000202745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000202745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202745 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000202745 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000202745 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202745 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202745 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202745 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000202745 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202745 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079552 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000079552 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000079552 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000079552 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000079552 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000079552 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000079552 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000079552 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000079552 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000079552 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000079552 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000079552 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079552 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079552 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000079552 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079552 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014626 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000014626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000014626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000014626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014626 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000014626 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014626 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000014626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000014626 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014626 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014626 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014626 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000014626 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014626 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014627 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000014627 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000014627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000014627 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014627 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000014627 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014627 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000014627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000014627 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014627 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014627 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000014627 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014627 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202742 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202742 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000202742 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202742 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202742 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162543 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162543 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000162543 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162543 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014612 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014612 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014612 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000014612 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014612 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014613 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014613 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014613 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000014613 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014613 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033988 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033988 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000033988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033988 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162542 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162542 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162542 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000162542 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162542 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162542 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079551 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000079551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000079551 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079551 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014611 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014611 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033987 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033987 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000033987 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033987 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033987 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	Affiliated investment.
[2]	Affiliated investment.
[3]	Affiliated investment.
[4]	Affiliated investment.
[5]	Affiliated investment.